Business Acquisition (Tables)	12 Months Ended
May. 31, 2015
China Management Software Institute [Member]
Purchase Price Allocation

The purchase price was allocated as at the date of acquisition as follows:

		Amortization
	US$	period
Cash	68
Other current assets	14
Buildings	16,095	23.3-45.3 years
Property, plant and equipment	103	1-5 years
Land use right	1,008	38.5 years
Intangible assets
Student base	110	1.75 years
Goodwill	1,829
Other current liabilities	(45)
Deferred tax liabilities	(1,727)

Total	17,455

Qingdao Alice [Member]
Purchase Price Allocation

The purchase price was allocated as at the date of acquisition as follows:

		Amortization
	US$	period
Cash	2,306
Other current assets	644
Property, plant and equipment	89	1-5 years
Intangible assets
Trademark	1,058	10.1 years
Student base	1,998	2.2 years
Favorable lease	763	8.7 years
Goodwill	7,540
Other current liabilities	(514)
Deferred tax liabilities	(955)

Total	12,929